Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	Equipment

At December 31, 2010 and 2009 and September 30, 2011, the Company’s equipment consisted of the following:

	2010	2009	2011
Computer equipment and software	$5,416	$3,382	$11,225
Furniture and other equipment	2,155	2,155	2,155
	7,571	5,537	13,380
Less: accumulated depreciation	(3,159)	(1,747)	(4,691)
	$4,412	$3,790	$8,689

Depreciation expense for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2011 and 2010 amounted to $1,412, $923, $1,532 and $903, respectively.